Submission	Jan. 28, 2025
Submission [Line Items]
Central Index Key	0001299709
Registrant Name	AXOS FINANCIAL, INC.
Registration File Number	333-277514
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES